Roundhill Acquirers Deep Value ETF
Schedule of Investments
May 31, 2022 (Unaudited)

Shares	Security Description	Value
	COMMON STOCKS - 99.5%
	Consumer Discretionary - 26.7% (a)
30,091	Big 5 Sporting Goods Corporation	$383,660
3,350	Biglari Holdings, Inc. - Class B (b)	447,928
13,405	Buckle, Inc.	440,488
9,585	Children’s Place, Inc. (b)	455,096
13,232	Citi Trends, Inc. (b)	395,372
19,213	Ethan Allen Interiors, Inc.	446,894
22,012	Green Brick Partners, Inc. (b)	535,332
10,060	Hibbett, Inc.	510,545
6,209	Johnson Outdoors, Inc. - Class A	404,641
26,262	Lakeland Industries, Inc. (b)	467,464
17,463	La-Z-Boy, Inc.	445,830
32,243	LL Flooring Holdings, Inc. (b)	387,238
10,112	M/I Homes, Inc. (b)	472,736
8,386	Malibu Boats, Inc. - Class A (b)	491,420
11,185	MarineMax, Inc. (b)	463,171
19,187	MasterCraft Boat Holdings, Inc. (b)	448,976
13,970	Movado Group, Inc.	474,002
15,416	Shoe Carnival, Inc.	420,240
7,901	Sleep Number Corporation (b)	362,893
30,556	Smith & Wesson Brands, Inc.	473,007
11,141	Standard Motor Products, Inc.	445,083
6,940	Sturm Ruger & Company, Inc.	471,157
52,071	Tilly’s, Inc. - Class A	431,148
22,249	Tri Pointe Homes, Inc. (b)	468,786
13,298	Vista Outdoor, Inc. (b)	512,505
2,214	Winmark Corporation	437,929
8,458	Winnebago Industries, Inc.	418,248
11,750	Zumiez, Inc. (b)	385,518
		12,497,307
	Consumer Staples - 5.3%
5,552	Ingles Markets, Inc. - Class A	494,461
6,233	John B Sanfilippo & Son, Inc.	476,077
6,600	PriceSmart, Inc.	518,958
9,890	Seneca Foods Corporation - Class A (b)	562,246
6,425	USANA Health Sciences, Inc. (b)	451,870
		2,503,612
	Energy - 1.1%
8,473	Renewable Energy Group, Inc. (b)	519,480

	Financials - 19.7%
8,503	Atlanticus Holdings Corporation (b)	330,852
23,949	Capstar Financial Holdings, Inc.	498,858
12,376	Community Trust Bancorp, Inc.	520,411
18,736	Cowen, Inc. - Class A	497,253
2,757	Diamond Hill Investment Group, Inc.	515,945
14,919	Dime Community Bancshares, Inc.	469,053
14,530	Donnelley Financial Solutions, Inc. (b)	452,028
12,814	Employers Holdings, Inc.	530,628
16,006	Financial Institutions, Inc.	450,569
17,499	First Community Bankshares, Inc.	503,971
11,586	First Financial Corporation	521,138
11,687	Flagstar Bancorp, Inc.	450,300
11,989	International Bancshares Corporation	502,699
11,623	Oppenheimer Holdings, Inc. - Class A	415,057
3,892	Piper Sandler Companies	512,927
7,868	PJT Partners, Inc. - Class A	596,709
5,973	Safety Insurance Group, Inc.	554,653
7,485	Stewart Information Services Corporation	415,343
16,234	Trustmark Corporation	472,247
		9,210,641
	Health Care - 9.1%
22,832	Cross Country Healthcare, Inc. (b)	402,985
12,020	Emergent BioSolutions, Inc. (b)	396,179
27,050	Innoviva, Inc. (b)	410,349
41,149	Ironwood Pharmaceuticals, Inc. (b)	463,749
19,890	Meridian Bioscience, Inc. (b)	546,975
12,794	National Research Corporation	459,177
69,829	SIGA Technologies, Inc.	763,929
28,616	uniQure NV (b)	410,926
42,775	Vanda Pharmaceuticals, Inc. (b)	420,478
		4,274,747
	Industrials - 18.7%
5,525	ArcBest Corporation	417,856
12,697	Argan, Inc.	507,753
4,653	Atkore International Group, Inc. (b)	506,805
6,692	Barrett Business Services, Inc.	500,963
5,512	BlueLinx Holdings, Inc. (b)	455,622
6,314	Boise Cascade Company	488,198
27,781	Ennis, Inc.	504,225
14,867	Global Industrial Company	509,492
50,735	GrafTech International, Ltd.	440,380
12,674	Heidrick & Struggles International, Inc.	438,013
11,353	IES Holdings, Inc. (b)	350,694
13,377	Insteel Industries, Inc.	553,941
6,941	Kforce, Inc.	455,885
8,489	Mueller Industries, Inc.	457,133
6,669	National Presto Industries, Inc.	450,758
22,058	Quanex Building Products Corporation	448,660
30,610	Resources Connection, Inc.	565,367
12,481	Shyft Group, Inc.	276,953
16,504	Titan Machinery, Inc. (b)	435,871
		8,764,569
	Information Technology - 8.6%
13,472	Cass Information Systems, Inc.	459,665
14,225	CTS Corporation	578,531
24,186	Hackett Group, Inc.	495,571
92,602	Immersion Corporation (b)	514,867
22,327	Ituran Location and Control Ltd.	559,515
11,912	Methode Electronics, Inc.	536,635
9,169	NVE Corporation	453,499
9,744	PC Connection, Inc.	435,654
		4,033,937
	Materials - 9.4%
9,571	AdvanSix, Inc.	443,424
11,222	Hawkins, Inc.	405,788
32,002	Kronos Worldwide, Inc.	609,638
7,750	Minerals Technologies, Inc.	513,515
14,761	Olympic Steel, Inc.	504,383
34,891	Resolute Forest Products, Inc.	504,524
10,844	Schnitzer Steel Industries, Inc. - Class A	440,483
23,087	TimkenSteel Corporation (b)	533,310
13,377	Warrior Met Coal, Inc.	449,735
		4,404,800
	Real Estate - 0.9%
29,218	City Office REIT, Inc.	407,299
	TOTAL COMMON STOCKS (Cost $49,508,639)	46,616,392

	SHORT-TERM INVESTMENTS- 0.4%
172,115	First American Treasury Obligations Fund, Class X, 0.66% (c)	172,115
	TOTAL SHORT-TERM INVESTMENTS (Cost $172,115)	172,115
	TOTAL INVESTMENTS - 99.9% (Cost $49,680,754)	46,788,507
	Other Assets in Excess of Liabilities - 0.1%	64,478
	NET ASSETS - 100.0%	$46,852,985

	Percentages are stated as a percent of net assets.

(a)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(b)	Non-income producing security.
(c)	Rate shown is the annualized seven-day yield as of May 31, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at May 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted  in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of May 31, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$46,616,392	$-	$-	$46,616,392
Short-Term Investments	172,115	-	-	172,115
Total Investments in Securities	$46,788,507	$-	$-	$46,788,507
^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended May 31, 2022, the Fund did not recognize any transfers to or from Level 3.